RELATED PARTY TRANSACTIONS (Details Narrative)		1 Months Ended	12 Months Ended
	Nov. 22, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2023 USD ($) D $ / shares	Dec. 31, 2020 USD ($) shares	Jul. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)
Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Aggregate amount					$ 750,000
Maximum [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Aggregate amount					$ 750,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Percentage of transfer of founder shares with certain exceptions			50.00%
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares		110,302		4,312,500
Aggregate purchase price		$ 959.14		$ 25,000
Number of shares bought back | shares		1,547,802
Value of shares bought back		$ 959.14
Number of shares cancelled | shares		1,437,500
Aggregate number of shares owned | shares		2,875,000
Restrictions on transfer period of time after business combination completion			6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Percentage of transfer of remaining founder shares with certain exceptions			50.00%
Founder Shares [Member] | CR Financial Holdings, Inc [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares	56,932
Aggregate purchase price	$ 495.05
Founder Shares [Member] | Initial Stockholders and Independent Directors [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares	167,234
Fair value upon the grant date	$ 788,900
Fair value upon the grant date (per share) | $ / shares	$ 4.72
Stock-based compensation expense recognized			$ 0
Working Capital Loans With Related Party [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Working capital loan outstanding			$ 416,841			$ 0